Accounting Policies - Additional Information (Details)	12 Months Ended
	Sep. 30, 2025 EUR (€) Segment	Sep. 30, 2024 EUR (€)
Disclosure of changes in accounting estimates [line items]
Number of operating segments of cash generating unit | Segment	3
Amount reclassified from treasury shares to share premium		€ 355,800,000
Incremental expense		€ 11,700,000
Restricted cash	€ 0
Office Equipment and Storage Facilities
Disclosure of changes in accounting estimates [line items]
Lease term	12 months